UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	08/31/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Beacon Dynamic Allocation Fund

Class A (BCMAX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$65,518,054
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$186,726
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
75.9%
Fixed Income
17.1%
Alternative
6.2%
Money Market Funds
1.0%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Beacon Dynamic Allocation Fund - Class A (BCMAX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/funds/dynamic-allocation), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BCMAX

Beacon Dynamic Allocation Fund

Class C (BCMCX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$65,518,054
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$186,726
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Beacon Dynamic Allocation Fund - Class C (BCMCX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/funds/dynamic-allocation), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BCMCX

Beacon Dynamic Allocation Fund

Class I (BCMDX)

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Beacon Dynamic Allocation Fund for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://beaconinvestingfunds.com/funds/dynamic-allocation. You can also request this information by contacting us at (866) 439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$65,518,054
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$186,726
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.0%
Alternative	6.2%
Fixed Income	17.1%
Equity	75.9%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	13.8%
State Street SPDR Portfolio S&P 500 ETF	13.5%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Multisector Bond Active ETF	9.7%
T Rowe Price Small-Mid Cap ETF	9.7%
Invesco S&P 500 Equal Weight ETF, N	9.0%
Astoria US Equal Weight Quality Kings ETF	7.1%
VictoryShares Free Cash Flow Growth ETF, USD Class	4.7%
State Street SPDR Portfolio Nasdaq 100 ETF, USD Class	4.6%
Angel Oak Income ETF	4.4%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Beacon Dynamic Allocation Fund - Class I (BCMDX)

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://beaconinvestingfunds.com/funds/dynamic-allocation), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 083126-BCMDX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Beacon Dynamic Allocation Fund
(formerly known as the Astor Dynamic Allocation Fund)
Class A: BCMAX Class C: BCMCX Class I: BCMDX

Semi-Annual Financial Statements and Additional Information

August 31, 2026

BEACON DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%

	ALTERNATIVE - 6.2%
62,864	iMGP DBi Managed Futures Strategy ETF	$1,972,672
74,304	Simplify Managed Futures Strategy ETF	2,100,574
		4,073,246
	EQUITY - 75.9%
106,625	Astoria US Equal Weight Quality Kings ETF	4,625,936
26,873	Invesco S&P 500 Equal Weight ETF	5,895,667
125,615	State Street SPDR Portfolio Nasdaq 100 ETF(a)	3,049,932
95,234	State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	8,849,143
98,263	State Street SPDR Portfolio S&P 500 ETF	8,871,185
148,652	T Rowe Price Small-Mid Cap ETF	6,332,575
162,139	VictoryShares Free Cash Flow ETF	9,013,308
89,840	VictoryShares Free Cash Flow Growth ETF(a)	3,055,557
		49,693,303
	FIXED INCOME - 17.1%
139,070	Angel Oak Income ETF	2,865,536
243,358	PIMCO Multisector Bond Active ETF	6,368,680
62,547	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,930,200
		11,164,416

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,584,291)	64,930,965

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
687,173	First American Government Obligations Fund, Class X, 3.59% (Cost $687,173)(b)	687,173

	TOTAL INVESTMENTS - 100.2% (Cost $56,271,464)	$65,618,138
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(100,084)
	NET ASSETS - 100.0%	$65,518,054

ETF – Exchange Traded Fund

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

August 31, 2026

ASSETS
Investment securities :
At cost	$56,271,464
At value	$65,618,138
Dividends and interest receivable	15,504
Receivable for Fund shares sold	74,895
Prepaid expenses and other assets	14,479
TOTAL ASSETS	65,723,016

LIABILITIES
Investment advisory fees payable	29,259
Payable to related parties	12,160
Distribution (12b-1) fees payable	10,546
Payable for Fund shares redeemed	109,496
Accrued expenses and other liabilities	43,501
TOTAL LIABILITIES	204,962
NET ASSETS	$65,518,054

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$53,007,329
Accumulated earnings	12,510,725
NET ASSETS	$65,518,054

Net Asset Value Per Share:
Class A Shares:
Net Assets	$13,996,812
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	976,390
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$14.34
Maximum offering price per share (4.75% sales charge)	$15.06

Class C Shares:
Net Assets	$10,943,641
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	834,997
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.11

Class I Shares:
Net Assets	$40,577,601
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,811,116
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.43

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

STATEMENTS OF OPERATIONS

	For the Six Months Ended August 31, 2026	For the Period Ended February 28, 2026 *		For the Year Ended July 31, 2025
	(Unaudited)
INVESTMENT INCOME
Dividends	$768,873	$1,202,230		$2,273,734
Interest	15,075	17,978		52,208
TOTAL INVESTMENT INCOME	783,948	1,220,208		2,325,942

EXPENSES
Investment advisory fees	1,120,177	349,636		657,588
Distribution (12b-1) fees, Class A shares	16,845	12,391		22,161
Distribution (12b-1) fees, Class C shares	60,593	70,147		136,834
Administrative services fees	41,613	58,089		98,319
Transfer agent fees	31,796	36,881		61,995
Registration fees	29,440	33,920		63,875
Accounting services fees	21,553	24,733		44,679
Printing expenses	14,612	8,790		20,944
Third party administrative servicing fees	14,527	21,477		43,081
Compliance officer fees	10,490	11,854		20,217
Trustees fees and expenses	8,484	23,160		15,556
Legal fees	6,479	12,186		19,944
Audit fees	6,119	12,113		19,944
Custodian fees	3,414	6,642		9,277
Insurance expense	1,752	1,060		1,825
Miscellaneous expense	3,727	2,836		4,449
TOTAL EXPENSES	1,391,621	685,915		1,240,688
Less: Fees waived and/or expenses reimbursed by the advisor	(933,451)	(179,844)		(286,002)
NET EXPENSES	458,170	506,071		954,686
NET INVESTMENT INCOME	325,778	714,137		1,371,256

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	2,596,810	2,789,928		3,626,815
Distributions of realized gains by underlying investment companies	-	1,344		1,053
Net change in net unrealized appreciation on investments	3,020,682	1,566,142	(a)	(837,312)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	5,617,492	4,357,414		2,790,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,943,270	$5,071,551		$4,161,812

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(a)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) of $802,255 in connection with the Fund’s reorganization. See Note 7 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2026	For the Period Ended February 28, 2026 *	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$325,778	$714,137	$1,371,256	$2,188,086
Net realized gain from security transactions	2,596,810	2,789,928	3,626,815	4,883,595
Distributions of long term capital gains from underlying investment companies	-	1,344	1,053	1,364
Net change in unrealized appreciation (depreciation) on investments	3,020,682	1,566,142	(837,312)	2,059,485
Net increase in net assets resulting from operations	5,943,270	5,071,551	4,161,812	9,132,530

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(56,703)	(521,812)	(878,980)	(186,751)
Class C	(12,395)	(790,905)	(1,416,733)	(211,701)
Class I	(214,320)	(2,750,713)	(4,748,796)	(1,117,476)
Total distributions to shareholders	(283,418)	(4,063,430)	(7,044,509)	(1,515,928)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,745,877	897,959	461,504	1,448,583
Class C	9,450	52,985	81,582	374,562
Class I	1,202,734	2,778,563	9,338,132	11,824,076
Proceeds issued in connection with reorganization(1)
Class A	-	6,195,688	-	-
Class C	-	2,058,510	-	-
Class I	-	5,711,486	-	-
Distributions reinvested
Class A	53,684	476,120	797,611	163,807
Class C	11,042	709,934	1,274,435	188,026
Class I	126,115	2,185,013	3,690,484	731,421
Cost of shares redeemed
Class A	(3,033,617)	(1,746,345)	(3,163,947)	(2,224,770)
Class C	(3,165,259)	(2,159,248)	(3,595,174)	(3,612,390)
Class I	(8,056,900)	(12,657,606)	(14,068,580)	(43,935,313)
Net increase (decrease) in net assets from shares of beneficial interest	(11,106,874)	4,503,059	(5,183,953)	(35,041,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,447,022)	5,511,180	(8,066,650)	(27,425,396)

NET ASSETS
Beginning of Period	70,965,076	65,453,896	73,520,546	100,945,942
End of Period	$65,518,054	$70,965,076	$65,453,896	$73,520,546

(1)	See Note 7.

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026. The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended August 31, 2026	For the Period Ended February 28, 2026 *	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	126,537	67,531	35,870	115,655
Shares issued in connection with reorganization(1)	-	473,409	-	-
Shares Reinvested	3,918	36,093	63,125	12,842
Shares Redeemed	(224,871)	(130,645)	(239,264)	(177,417)
Net increase (decrease) in shares of beneficial interest outstanding	(94,416)	446,388	(140,269)	(48,920)

Class C:
Shares Sold	775	4,343	6,719	30,894
Shares issued in connection with reorganization(1)	-	171,879	-	-
Shares Reinvested	879	58,765	109,576	15,902
Shares Redeemed	(253,245)	(176,023)	(296,484)	(304,418)
Net increase (decrease) in shares of beneficial interest outstanding	(251,591)	58,964	(180,189)	(257,622)

Class I:
Shares Sold	87,030	205,463	716,590	938,150
Shares issued in connection with reorganization(1)	-	433,519	-	-
Shares Reinvested	9,153	164,660	290,695	57,851
Shares Redeemed	(597,953)	(941,461)	(1,074,020)	(3,412,105)
Net decrease in shares of beneficial interest outstanding	(501,770)	(137,819)	(66,735)	(2,416,104)

(1)	See Note 7.

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026. The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class A
	Six Months Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	August 31		February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2026*		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$13.14		$12.98		$13.55	$12.40		$12.39	$15.13	$12.86
Activity from investment operations:
Net investment income (1)	0.07		0.14		0.26	0.31		0.23	0.03	0.03
Net realized and unrealized gain (loss) on investments	1.19		0.92		0.54	1.08		0.32	(0.85)	2.30
Total from investment operations	1.26		1.06		0.80	1.39		0.55	(0.82)	2.33
Less distributions from:
Net investment income	(0.06)		(0.16)		(0.49)	(0.24)		(0.18)	(0.06)	(0.04)
Net realized gains	-		(0.74)		(0.88)	0.00		(0.36)	(1.86)	(0.02)
Total distributions	(0.06)		(0.90)		(1.37)	(0.24)		(0.54)	(1.92)	(0.06)
Net asset value, end of period/year	$14.34		$13.14		$12.98	$13.55		$12.40	$12.39	$15.13
Total return (2)	9.60	% (8)	8.22	% (8)	6.33%	11.35%		4.65%	(6.59)%	18.20%
Net assets, at end of period/year (000s)	$13,997		$14,072		$8,104	$10,365		$10,086	$10,469	$11,834
Ratio of gross expenses to average net assets (3)(4)	4.09	% (9)	1.88	% (9)	1.81%	1.67	% (6)	1.67%	1.58%	1.59%
Ratio of net expenses to average net assets (4)	1.40	% (9)	1.40	% (9)	1.40%	1.41	% (7)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (4)(5)	0.96	% (9)	1.80	% (9)	1.98%	2.43%		1.89%	0.20%	0.21%
Portfolio Turnover Rate	27	% (8)	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.66% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.40% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class C
	Six Months Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	August 31		February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2026*		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$12.02		$11.95		$12.60	$11.55		$11.60	$14.33	$12.26
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.08		0.15	0.20		0.13	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.09		0.84		0.49	1.02		0.28	(0.79)	2.19
Total from investment operations	1.10		0.92		0.64	1.22		0.41	(0.86)	2.11
Less distributions from:
Net Investment income	(0.01)		(0.11)		(0.41)	(0.17)		(0.10)	(0.01)	(0.02)
Net realized gains	-		(0.74)		(0.88)	-		(0.36)	(1.86)	(0.02)
Total distributions	(0.01)		(0.85)		(1.29)	(0.17)		(0.46)	(1.87)	(0.04)
Net asset value, end of period/year	$13.11		$12.02		$11.95	$12.60		$11.55	$11.60	$14.33
Total return (2)	9.19	% (8)	7.78	% (8)	5.43%	10.62%		3.79%	(7.22)%	17.25%
Net assets, at end of period/year (000s)	$10,944		$13,063		$12,284	$15,215		$16,929	$22,446	$31,288
Ratio of gross expenses to average net assets (3)(4)	4.97	% (9)	2.64	% (9)	2.56%	2.42	% (6)	2.42%	2.33%	2.34%
Ratio of net expenses to average net assets (4)	2.15	% (9)	2.15	% (9)	2.15%	2.16	% (7)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (4)(5)	0.23	% (9)	1.16	% (9)	1.22%	1.68%		1.15%	(0.55)%	(0.55)%
Portfolio Turnover Rate	27	% (8)	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 2.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 2.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Class I
	Six Months Ended		Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	August 31		February 28		July 31,	July 31,		July 31,	July 31,	July 31,
	2026		2026*		2025	2024		2023	2022	2021
	(Unaudited)
Net asset value, beginning of period/year	$13.23		$13.06		$13.63	$12.46		$12.44	$15.18	$12.90
Activity from investment operations:
Net investment income (1)	0.08		0.17		0.30	0.35		0.26	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.19		0.91		0.53	1.09		0.32	(0.86)	2.31
Total from investment operations	1.27		1.08		0.83	1.44		0.58	(0.80)	2.37
Less distributions from:
Net investment income	(0.07)		(0.17)		(0.52)	(0.27)		(0.20)	(0.08)	(0.07)
Net realized gains	-		(0.74)		(0.88)	-		(0.36)	(1.86)	(0.02)
Total distributions	(0.07)		(0.91)		(1.40)	(0.27)		(0.56)	(1.94)	(0.09)
Net asset value, end of period/year	$14.43		$13.23		$13.06	$13.63		$12.46	$12.44	$15.18
Total return (2)	9.66	% (8)	8.39	% (8)	6.54%	11.68%		4.93%	(6.40)%	18.49%
Net assets, at end of period/year (000s)	$40,578		$43,830		$45,066	$47,941		$73,932	$89,960	$114,744
Ratio of gross expenses to average net assets (3)(4)	3.97	% (9)	1.64	% (9)	1.56%	1.42	% (6)	1.42%	1.33%	1.34%
Ratio of net expenses to average net assets (4)	1.15	% (9)	1.15	% (9)	1.15%	1.16	% (7)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	1.22	% (9)	2.19	% (9)	2.20%	2.77%		2.15%	0.45%	0.45%
Portfolio Turnover Rate	27	% (8)	34	% (8)	142%	151%		73%	122%	111%

*	The Fund’s fiscal year end changed from July 31 to February 28, effective February 13, 2026. Therefore, period represented is from August 1, 2025 through February 28, 2026.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Gross expenses before waivers (excluding overdraft custody expense of 0.01%) was 1.41% for the year ended July 31, 2024.

(7)	Net expenses after waivers (excluding overdraft custody expense of 0.01%) was 1.15% for the year ended July 31, 2024.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2026

1.	ORGANIZATION

The Beacon Dynamic Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total return through a combination of capital appreciation and income.

The Fund is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. For accounting and financial reporting purposes, the Astor Dynamic Allocation Fund is the accounting and performance survivor. Accordingly, the financial statements and financial highlights reflect the historical operations of the Astor Dynamic Allocation Fund.

Prior to February 13, 2026, the Fund was organized as a series of Northern Lights Fund Trust (the “Predecessor Trust”), a Delaware statutory trust, and was known as the Astor Dynamic Allocation Fund (the “Predecessor Fund”). The Predecessor Fund’s Class A shares, Class C shares and Class I shares commenced operations on November 30, 2011, March 12, 2010, and October 19, 2009, respectively. The Predecessor Fund was reorganized from Predecessor Trust to the Trust as of the close of business on February 13, 2026, in a tax-free transaction. The Fund and the Predecessor Fund have the same investment objective and principal investment strategies.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund is a “fund of funds”, in that it will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$64,930,965	$-	$-	$64,930,965
Short-Term Investment	687,173	-	-	687,173
Total	$65,618,138	$-	$-	$65,618,138

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – The Fund distributes substantially all of its net investment income quarterly and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended July 31, 2024 to July 31, 2025 or expected to be taken in the Fund’s February 28, 2026 year-end tax returns.

The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $17,782,396 and $28,367,643.

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc., (the “Advisor”) is the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Fund’s average daily net assets. The Advisor earned $1,120,177 in management fees for the six months ended August 31, 2026 from the Beacon Dynamic Allocation Fund.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Advisor has agreed, at least until February 28, 2028, to waive its advisory fee and make payments to the Fund to the extent necessary so that the total expenses incurred by the Funds (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 1.40%, 2.15% and 1.15% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively.

Any fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board of the Trust may terminate the Expense Limitation Agreement upon 60 days’ notice to the Adviser.

During the six months ended August 31, 2026, the Advisor waived fees or reimbursed expenses of $933,451, pursuant to the Expense Limitation Agreement. As February 28, 2026 the Advisor has waived/reimbursed expenses that may be recovered no later February of the year indicated below:

Fund	February 28, 2029	Total
Beacon Dynamic Allocation Fund	$179,844	$179,844

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of the Fund. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund paid $77,438 in 12b-1 fees for the six months ended August 31, 2026.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended August 31, 2026, $845 was paid to the underwriter for the Fund. Of this amount, $136 was retained by the Fund. The Advisor incurs and pays for these fees for the benefit of the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The below table represents aggregate cost for federal tax purposes, for the Fund as of August 31, 2026 and differs from market value by net unrealized appreciation which consisted of:

Cost for Federal Tax purposes	$56,274,123
Unrealized Appreciation	9,464,147
Unrealized Depreciation	(120,132)
Tax Net Unrealized Appreciation	$9,344,015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal periods ended February 28, 2026 and July 31, 2025, was as follows:

	Fiscal Period Ended	Fiscal Year Ended
	February 28, 2026	July 31, 2025
Ordinary Income	1,188,639	4,989,098
Long-Term Capital Gain	2,874,791	2,055,411
Return of Capital	-	-
	$4,063,430	$7,044,509

As of February 28, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$527,540	$-	$-	$-	$-	$6,323,333	$6,850,873

The difference between book basis and tax basis accumulated net realized gain (loss) and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

During the fiscal period ending February 28, 2026, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal period ended February 28, 2026, as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$400,975	$(400,975)

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

7.	REORGANIZATION

At a meeting held on August 28, 2025, the Board of Trustees approved the following reorganizations (each, a “Reorganization”) of the Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund (each an “Acquired Fund,” and collectively, the “Acquired Funds”) into the same new series of Northern Lights Fund Trust II. The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund” or “Predecessor Dynamic Fund”), reorganized into the Fund following the close of business on February 13, 2026.

The Plan provides with respect to each Target Fund for: (1) the transfer of all of the assets of the Target Fund in exchange for shares of beneficial interest of the Acquiring Fund (as shown below), and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, and (2) the distribution of the shares of the Acquiring Fund pro rata to the shareholders of the Target Fund in complete liquidation and termination of the Target Fund. After the Reorganization, shareholders will no longer be shareholders of the Target Fund but will become shareholders of the Acquiring Fund.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund Reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Target Fund:
Astor Sector Allocation Fund (1)	Class A	Class C	Class I
Net Assets	$6,195,688	$2,058,511	$5,711,486
Shares Outstanding	466,304	181,497	416,882
Net Asset Value	$13.29	$11.34	$13.70
Exchange Rate for Shares Issued	1.02	0.95	1.04

Target Fund:
Astor Dynamic Allocation Fund (2)	Class A	Class C	Institutional Class
Net Assets	$7,873,537	$11,143,181	$38,210,894
Shares Outstanding	601,612	930,418	2,900,322
Net Asset Value	$13.09	$11.98	$13.17
Exchange Rate for Shares Issued	1	1	1

Merged Acquiring & Reorganized Fund:
Beacon Dynamic Allocation Fund	Class A	Class C	Institutional Class
Net Assets	$14,069,225	$13,201,691	$43,922,380
Shares Outstanding	1,075,021	1,102,296	3,333,841
Net Asset Value	13.09	11.98	13.17

1.	Includes accumulated net investment income, accumulated realized gains and unrealized appreciation in the amounts of $88,367, $606,262 and $802,255, respectively.

2.	Includes accumulated net investment income, accumulated realized gains and unrealized appreciation in the amounts of $730,023, $1,895,338 and $6,111,850, respectively.

The Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

Assuming the acquisition into Beacon Dynamic Allocation Fund had been completed on August 1, 2025, the Acquiring Fund’s pro-forma results of operations for the period ended February 28, 2026, would have been as follows:

		Net Realized	Net Unrealized Gain	Net Increase (Decrease) in
	Net Investment	Gain (Loss) on	(Loss) on	Net Assets Resulting from
Acquiring Fund Name	Income (Loss)	Investments	Investments	Operations
Beacon Dynamic Allocation Fund	$802,504	$3,397,534	1,581,410	$5,781,448

Beacon Dynamic Allocation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2026

Because the combined investment portfolios have been managed as single integrated portfolios of the Acquiring Fund since the Reorganization was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since February 13, 2026.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beacon Dynamic Allocation Fund
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-439-9039, by visiting beaconinvesting.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISER

Beacon Capital Management, Inc.

7777 Washington Village Dr. Suite 280

Dayton, OH 45459

ADMINISTRATOR

Ultimus Fund Solutions, LLC

Pictoria Drive, Suite 450

Cincinnati, OH 45246

BEACONDAMF-SA26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	08/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	08/06/2026

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	08/06/2026